Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements Of Comprehensive Income Abstract
Profit for the year	R$ 1,141,606	R$ 251,788	R$ 37,355
Other comprehensive income/(loss) (OCI)	29,745	(26,951)	152
- Items that are or may be reclassified subsequently to profit or loss
Fair value of financial assets at fair value through other comprehensive income	50,948	(27,137)	254
Deferred income tax	(22,789)
Reclassification of fair value adjustments to profit or loss	1,586	186	(102)
Total comprehensive income	1,171,351	224,837	37,507
Comprehensive income attributable to the Company’s shareholders	1,116,327	195,077	34,655
Comprehensive income attributable to non-controlling interests	R$ 55,024	R$ 29,760	R$ 2,852